Business Combinations and Acquisition of Non-controlling Interests - Revenue and profit contribution from acquisition date (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
WPensar S.A.
Disclosure of detailed information about business combination [line items]
Total net revenue	R$ 1,126
Profit (loss) before income taxes	(89)
Studos Software Ltda.
Disclosure of detailed information about business combination [line items]
Total net revenue	282
Profit (loss) before income taxes	(249)
Geekie
Disclosure of detailed information about business combination [line items]
Total net revenue	18,497
Profit (loss) before income taxes	(11,035)
Escola da Inteligencia Cursos Educacionais Ltda.
Disclosure of detailed information about business combination [line items]
Total net revenue	14,779
Profit (loss) before income taxes	R$ 10,429
EEM Licenciamento de Programas Educacionais S.A. ("Escola em Movimento")
Disclosure of detailed information about business combination [line items]
Total net revenue		R$ 2,395
Profit (loss) before income taxes		(2,918)
Nave a Vela Ltda. ("Nave")
Disclosure of detailed information about business combination [line items]
Total net revenue		7,147
Profit (loss) before income taxes		3,379
Sistema Positivo de Ensino ("Positivo")
Disclosure of detailed information about business combination [line items]
Total net revenue		80,100
Profit (loss) before income taxes		R$ 25,641